Share-Based Compensation - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 01, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of share options, Outstanding, Beginning balance		20,972,776	20,222,662	20,891,782
Number of share options, Granted		1,566,381	1,076,761	320,000
Number of share options, Forfeited		(371,989)	(326,647)	(989,120)
Number of share options, Expired		(1,116,531)
Number of share options, Converted to restricted shares	(3,776,711)	(3,776,711)
Number of share options, Exercised		(7,333,641)
Number of share options, Outstanding, Ending balance		9,940,285	20,972,776	20,222,662	20,891,782
Weighted average exercise price, Beginning balance		$ 1.37	$ 1.30	$ 1.30
Number of share options, Vested and expected to vest, Ending balance		9,642,307	20,701,286
Weighted average exercise price, Granted		$ 3.23	$ 3.33	$ 2.73
Number of share options, Exercisable, Ending balance		9,129,958	19,382,156
Weighted average exercise price, Forfeited		$ 3.96	$ 3.32	$ 1.72
Weighted average exercise price, Expired		$ 0.26
Weighted average exercise price, Converted to restricted shares		$ 3.14
Weighted average exercise price, Exercised		$ 0.18
Weighted average exercise price, Ending balance		$ 1.88	$ 1.37	$ 1.30	$ 1.30
Aggregate intrinsic value, Outstanding, Beginning balance		$ 39,420	$ 40,788	$ 43,068
Weighted average exercise price, Vested and expected to vest at end of period		$ 1.86	$ 1.32
Aggregate intrinsic value, Outstanding, Ending balance		3,067	39,420	40,788	43,068
Weighted average exercise price, Exercisable at end of period		$ 1.81	$ 1.17
Aggregate intrinsic value, Vested and expected to vest, Ending balance		3,057	41,014
Weighted-average grant date fair value, Granted		$ 1.01	$ 1.27	$ 1.59
Aggregate intrinsic value, Exercisable, Ending balance		$ 3,042	$ 40,771
Weighted-average grant date fair value, Vested and expected to vest, Ending balance		$ 0.49	$ 0.40
Weighted-average grant date fair value, Exercisable, Ending balance		$ 0.41	$ 0.31
Weighted-average remaining contractual life, Ending balance		1 year 11 months 12 days	2 years 11 days	2 years 9 months 26 days	3 years 10 months 13 days
Weighted-average remaining contractual life, Vested and expected to vest, Ending balance		1 year 10 months 13 days	1 year 10 months 21 days
Weighted-average remaining contractual life, Exercisable, Ending balance		1 year 5 months 27 days	1 year 8 months 1 day